Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal	$ 215	$ 128
State	1	1
Foreign	325	(8)
Total current	541	121
Deferred
Total provision for income taxes	$ 541	$ 121